Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Current assets
Cash and cash equivalents
Demand deposits	~~W~~	2,602,560	2,365,022
Deposits in banks
Time deposits	~~W~~	685,238	4,318
Restricted cash(*)		72,840	74,082

	~~W~~	758,078	78,400

Non-current assets
Deposits in banks
Restricted cash(*)	~~W~~	11	11

	~~W~~	3,360,649	2,443,433

(*)

Restricted cash includes mutual growth fund to aid LG Group’s second and third-tier suppliers, pledge to enforce investment plans according to the receipt of subsidies from Gumi city and Gyeongsangbuk- do and others.